Operating Lease (Tables)	6 Months Ended
Sep. 30, 2023
Operating lease [Abstract]
Schedule of Operating Lease Related Assets and Liabilities	The table below presents the operating lease related assets and liabilities recorded on the balance sheets.
	September 30, 2023	March 31, 2023

Rights of use lease assets	$126,716	$156,656

Operating lease liabilities	$128,403	$150,139

Schedule of Weighted Average Remaining Lease Terms and Discount Rates	The weighted average remaining lease terms and discount rates for the above operating lease were as follows as of September 30, 2023 and March 31, 2023:
	September 30, 2023	March 31, 2023
Remaining lease term and discount rate
Weighted average remaining lease term (years)	0.98	1.46
Weighted average discount rate	5%	5%

Schedule of Maturities of Lease Liabilities	The following is a schedule, by years, of maturities of lease liabilities as of September 30, 2023:
Twelve months ended March 31, 2024	$84,011
Twelve months ended March 31, 2025 and thereafter	53,442
Total lease payments	137,453
Less: imputed interest	(9,050)
Present value of lease liabilities	$128,403